As filed with the Securities and Exchange Commission on May 11, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 44.9%
Business Software and Services: 2.1%
803,084	CA, Inc.	$19,418,571
Commercial Banks & Thrifts: 1.5%
40,074	American National Bankshares, Inc.	902,066
109,287	BCSB Bancorp, Inc.*	1,472,642
398,801	Cardinal Financial Corp.	4,650,020
48,057	Chicopee Bancorp, Inc.*	680,007
5,382	Hampden Bancorp, Inc.	71,473
31,987	Heritage Financial Group, Inc.	407,194
5,050	Home Bancorp, Inc.*	77,366
41,897	Middleburg Financial Corp.	745,767
56,400	OceanFirst Financial Corp.	786,780
38,650	OmniAmerican Bancorp, Inc.*	612,216
66,109	Shore Bancshares, Inc.	644,563
368,930	Southern National Bancorp of Virginia*	2,696,878
		13,746,972
Communications Equipment: 5.6%
1,562,200	Cisco Systems, Inc.	26,791,730
2,213,425	Harmonic, Inc.*	20,761,926
346,780	TNS, Inc.*	5,399,365
		52,953,021
Construction & Engineering: 4.2%
315,700	EMCOR Group, Inc.*	9,777,229
526,448	Mastec, Inc.*	10,950,118
644,305	Michael Baker Corp.* º	18,729,946
		39,457,293
Consumer Goods: 1.3%
1,096,472	Prestige Brands Holdings, Inc.*	12,609,428
Electrical Equipment: 0.1%
17,400	Emerson Electric Co.	1,016,682
Food - Packaged: 2.6%
359,870	Ralcorp Holdings, Inc.*	24,625,904
Insurance: 8.1%
505,425	Assurant, Inc.	19,463,917
520,917	Global Indemnity plc * #	11,449,756
483,672	PartnerRe, Ltd.#	38,326,169
236,050	W.R. Berkley Corp.	7,603,170
		76,843,012
Internet Software & Services: 2.5%
795,184	j2 Global Communications, Inc.*	23,465,880
Machinery: 0.1%
20,000	Pentair, Inc.	755,800
Management Consulting: 3.1%
770,611	FTI Consulting, Inc.*	29,537,520
Oil & Gas Exploration & Production: 3.8%
5,626	ConocoPhillips	449,292
108,400	Energen Corp.	6,842,208
22,280	EOG Resources, Inc.	2,640,403
375,296	Rosetta Resources, Inc.*	17,841,572
192,000	Suncor Energy, Inc.#	8,609,280
		36,382,755
Real Estate: 0.1%
4,500	First Potomac Realty Trust	70,875
27,500	Urstadt Biddle Properties, Inc. - Class A	523,050
		593,925
Semiconductors & Semiconductor Equipment: 2.4%
1,776,894	ON Semiconductor Corp.*	17,537,944
34,093	Rudolph Technologies, Inc.*	372,978
264,405	Tessera Technologies, Inc.*	4,828,035
		22,738,957
Specialty Metals: 1.6%
352,967	Carpenter Technology Corp.	15,075,221
Telecommunications: 0.9%
459,785	NTELOS Holdings Corp.	8,464,642
Truck Dealerships: 1.0%
211,930	Rush Enterprises, Inc. - Class A*	4,196,214
295,798	Rush Enterprises, Inc. - Class B*	5,143,927
		9,340,141

Utilities: 2.1%
785,167	PPL Corp.	19,864,725
Waste Management Services: 1.8%
577,958	Republic Services, Inc.	17,361,858
TOTAL COMMON STOCKS
(cost $327,924,522)		424,252,307
INVESTMENT COMPANIES: 0.1%
94,140	NGP Capital Resources Co.
	(cost $1,243,376)	907,510

Principal		Value
CONVERTIBLE BONDS: 16.8%
Biotechnology: 1.8%
$ 17,435,000	Affymetrix, Inc., 3.500%, 1/15/38	17,326,031
Communication Equipment & Manufacturing: 3.0%
29,180,000	Alcatel-Lucent, Inc., 2.875%, 6/15/25	28,377,550
Educational: 1.9%
10,000,000	School Specialty, Inc., 3.750%, 11/30/26	10,375,000
7,175,000	School Specialty, Inc., 3.750%, 11/30/26	7,264,687
		17,639,687
Financial Services: 1.8%
3,834,000	Dollar Financial Corp., 2.875%, 6/30/27	4,049,663
12,527,000	Euronet Worldwide, Inc., 3.500%, 10/15/25	12,511,341
		16,561,004
Home Improvements: 2.0%
35,284,000	Masco Corp., 0.000%, 7/20/31	18,965,150
Housewares: 0.0%
226,000	Lifetime Brands, Inc., 4.750%, 7/15/11	226,283
Medical Equipment: 3.1%
20,645,000	Hologic, Inc., 2.000%, 12/15/37	20,025,650
9,496,000	Integra Lifesciences Holdings, 2.375%, 6/1/12 - 144A	9,614,700
		29,640,350
Oil & Gas Exploration & Production: 0.5%
4,050,000	GMX Resources, Inc., 5.000%, 2/1/13	3,801,938
375,000	GMX Resources, Inc., 4.500%, 5/1/15	308,906
		4,110,844
Real Estate: 0.6%
5,375,000	Alexandria Real Estate, Inc., 3.700%, 1/15/27 - 144A	5,462,344
Semiconductors & Semiconductor Equipment: 2.1%
4,911,000	Advanced Micro Devices, Inc., 5.750%, 8/15/12	5,095,162
14,875,000	Sandisk Corp., 1.000%, 5/15/13	14,670,469
		19,765,631
TOTAL CONVERTIBLE BONDS
(cost $150,209,496)		158,074,874
CORPORATE BONDS: 26.9%
Asset Management: 0.0%
30,000	Janus Capital Group, Inc., 6.119%, 4/15/14	30,529
Automotive: 0.9%
8,700,000	Sonic Automotive, Inc., 8.625%, 8/15/13	8,852,250
Business Equipment: 0.0%
100,000	Xerox Corp., 6.875%, 8/15/11	102,136
Consumer Goods: 3.5%
27,970,000	Hanesbrands, Inc., 3.831%, 12/15/14	27,970,000
5,000,000	Treehouse Foods, Inc., 7.750%, 3/1/18	5,400,000
		33,370,000
Healthcare: 4.1%
35,109,000	HealthSouth Corp., 10.750%, 6/15/16	37,566,630
668,000	Omnicare, Inc., 6.125%, 6/1/13	673,845
		38,240,475
Hotels & Resorts: 0.1%
710,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	724,200
Insurance: 0.9%
7,989,000	Assurant, Inc., 5.625%, 2/15/14	8,455,677
Machinery: 1.1%
10,637,000	Gardner Denver, Inc., 8.000%, 5/1/13	10,730,074
Oil & Gas Equipment & Services: 0.2%
1,515,000	Gulfmark Offshore, Inc., 7.750%, 7/15/14	1,552,875
Oil & Gas Exploration & Production: 5.0%
7,204,000	Forest Oil Corp., 8.000%, 12/15/11	7,546,190
19,296,000	Plains Exploration & Production, Co., 7.750%, 6/15/15	20,236,680
14,355,000	Plains Exploration & Production, Co., 10.000%, 3/1/16	16,257,037
150,000	Range Resources Corp., 7.500%, 5/15/16	156,375
3,041,000	Rosetta Resources, Inc., 9.500%, 4/15/18	3,390,715
		47,586,997

Oil & Gas Pipelines: 0.3%
1,484,000	El Paso Corp., 7.000%, 5/15/11	1,499,738
1,237,000	Sonat, Inc., 7.625%, 7/15/11	1,261,643
		2,761,381
Retail: 2.5%
11,249,000	Brown Shoe Company, Inc., 8.750%, 5/1/12	11,319,306
10,724,000	GameStop Corp., 8.000%, 10/1/12	10,978,695
1,339,000	Saks, Inc., 9.875%, 10/1/11	1,382,517
		23,680,518
Telecommunications: 2.9%
22,622,000	CCH II LLC, 13.500%, 11/30/16	27,202,955
Transportation Equipment Manufacturing: 1.0%
9,094,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	9,503,230
Utilities: 2.1%
14,062,000	Aquila, Inc., 11.875%, 7/1/12	15,690,548
3,582,000	National Fuel Gas Co., 6.700%, 11/21/11	3,706,951
		19,397,499

Waste Management Services: 0.1%
783,000	Allied Waste North America, Inc., 6.375%, 4/15/11	784,109

Wood Product Manufacturing: 2.2%
18,318,000	Leucadia National Corp., 7.000%, 8/15/13	19,691,850
1,158,000	Leucadia National Corp., 7.750%, 8/15/13	1,244,850
		20,936,700
TOTAL CORPORATE BONDS
(cost $251,334,382)		253,911,605

Shares
SHORT-TERM INVESTMENTS: 10.6%
Money Market Instruments^
39,298,530	AIM Liquid Assets, 0.160%	39,298,530
39,362,979	AIM STIC Prime Portfolio, 0.120%	39,362,979
21,721,411	Fidelity Money Market Portfolio, 0.210%	21,721,411
TOTAL SHORT-TERM INVESTMENTS
(cost $100,382,920)		100,382,920
TOTAL INVESTMENTS IN SECURITIES
(cost $831,094,696): 99.3%		937,529,216
Other Assets and Liabilities 0.7%		6,657,329
NET ASSETS: 100.0%		$944,186,545

* Non-income producing security.
º A company is considered to be an affiliate of the Fund under the 1940 Act if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three months ended
March 31, 2011 are as follows:

Issuer Beginning Cost Purchase Cost Sales Cost Ending Cost Dividend Income Shares Value
Michael Baker Corp. $16,205,667 $169,124 $- $16,374,791 $- 644,305 $18,729,946

# U.S. security of foreign issuer.
144A  Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2011, the value of  these investments was $15,077,044, or 1.6% of total net assets.

ˆ Rate shown is the 7-day effective yield at March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments	$ 835,180,200

Gross unrealized appreciation	114,742,123
Gross unrealized depreciation	(12,393,107)
Net unrealized appreciation	$ 102,349,016

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2011
	Level 1	Level 2	Level 3	Total

Common Stocks	$424,252,307	$-	$-	$424,252,307
Investment Companies	907,510	-	-	907,510
Convertible Bonds	-	158,074,874	-	158,074,874
Corporate Bonds	-	253,911,605	-	253,911,605
Short-Term Investments	100,382,920	-	-	100,382,920

Total	$525,542,737	$411,986,479	$-	$937,529,216

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2011, the Fund recognized no significant transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/Charles vK. Carlson
                                           Charles vK. Carlson, Chief Executive Officer

Date  May 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Charles vK. Carlson
                                             Charles vK. Carlson, Chief Executive Officer

Date May 11, 2011

By (Signature and Title)* /s/Michael J. Fusting
                                            Michael J. Fusting, Chief Financial Officer

Date  May 11, 2011

* Print the name and title of each signing officer under his or her signature.